UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2014



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2014


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA TOTAL RETURN STRATEGY FUND]

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       ANNUAL REPORT
       USAA TOTAL RETURN STRATEGY FUND
       FUND SHARES o INSTITUTIONAL SHARES
       DECEMBER 31, 2014

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PRESIDENT'S MESSAGE

"THE BEGINNING OF A NEW YEAR CAN BE A GREAT TIME
TO TAKE STOCK OF YOUR FINANCIAL WELL BEING, TAX     [PHOTO OF BROOKS ENGLEHARDT]
SITUATION, AND THE PROGRESS YOU'VE MADE TOWARD
YOUR GOALS."

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FEBRUARY 2015

When the reporting period began in January 2014, investors had high hopes for the U.S. economy--that growth would accelerate and the economic recovery would continue. At the same time, many expected long-term interest rates to rise when the Federal Reserve (the Fed) started tapering (or reducing) its quantitative easing (QE) asset purchases. Some pundits predicted a "great rotation" from bonds into stocks as interest rates rose and bond prices fell (bond prices and interest rates move in opposite directions).

The reality, however, was somewhat different. Instead of interest rates rising, they fell during the reporting period, driving up bond prices. Meanwhile, the U.S. economy hit a winter weather-related soft patch and actually contracted during the first quarter. Then, after regaining its footing in the second quarter, the U.S. economy slowly strengthened and by the end of the year, observers were once again optimistic that economic growth could accelerate in 2015.

During the reporting period, foreign economies underperformed that of the U.S. Europe's economic growth slowed, Japan struggled to jumpstart its moribund economy, and the economy of the former engine of global growth--China-- weakened. Although economic divergence is likely to continue for a time, we do not believe it will endure over the long term. Eventually, the global economy will either rebound or global economic weakness will weigh on the U.S. economy, dampening growth. According to Standard & Poor's, S&P 500 companies generate 46.3% of their sales overseas.

That said, economic divergence also has been observed in central bank policy and equity market performance. As the Fed finished tapering its QE program during October, other global central banks continued to ease monetary policy, pushing down interest rates around the world. At the same time, U.S. stocks recorded strong gains for the reporting period, outperforming European stocks and emerging markets stocks--which generally posted declines.

Meanwhile, inflation pressures have continued to ease, with the collapse of energy prices a prime example. Oil prices fell close to 50% during the reporting period. Natural gas prices also declined. At USAA Investments, we believe the U.S. economy will generally benefit from lower energy prices.

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Consumer spending comprises a large percentage of the U.S. economy and lower energy prices means consumers will have more money to spend on other things. However, no one knows how significantly lower prices will affect energy-producing regions or energy-related industries, such as oil services and steel manufacturing.

The reporting period also was marked by an increase in geopolitical worries-- from Russia's involvement in Ukraine to ongoing Islamic extremism.
Furthermore, near the end of the reporting period, Greece's government was forced to call an early national election, raising fears that the main opposition party--should it win--would seek to change the country's bailout agreement with the European Union. Stories such as these may influence the investment environment during the months ahead. We also expect to see exaggerated news reports if market volatility increases, as we anticipate that it might. However, dramatic news headlines are designed to elicit an emotional reaction, and shareholders should instead focus on relevant information, such as the direction of interest rates and economic conditions, to give them the perspective they need to appropriately manage their investments.

Investors also may want to make a new year's resolution to improve their financial fitness. As I write to you, 2015 has just started. The beginning of a new year can be a great time to take stock of your financial well being, tax situation, and the progress you've made toward achieving your goals. If you want to simplify your finances, you may consider consolidating some of your accounts. You also might want to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. At the same time, you should make sure your investment plan still matches your goals, risk tolerance, and time horizon. If you'd like some help, please call one of our financial advisors. They would be happy to assist you.

From all of us here at USAA Investments, I wish you the happiest and healthiest of new years. We remain resolved to provide you with our best advice, exceptional service, and a wide variety of investment options.
Thank you for allowing us to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange.
o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            6

FINANCIAL INFORMATION

    Distributions to Shareholders                                             11

    Report of Independent Registered
      Public Accounting Firm                                                  12

    Portfolio of Investments                                                  13

    Notes to Portfolio of Investments                                         27

    Financial Statements                                                      29

    Notes to Financial Statements                                             32

EXPENSE EXAMPLE                                                               53

TRUSTEES' AND OFFICERS' INFORMATION                                           55

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA TOTAL RETURN STRATEGY FUND (THE FUND) SEEKS CAPITAL APPRECIATION THROUGH THE USE OF A DYNAMIC ALLOCATION STRATEGY, ACROSS STOCKS, BONDS, AND CASH INSTRUMENTS.
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TYPES OF INVESTMENTS

In seeking to achieve its objective, the Fund's assets are invested pursuant to a dynamic asset allocation strategy, which allows the Fund's investment adviser to invest at any given time a portion or substantially all of the Fund's assets allocated to it in stocks or bonds, either directly or through the use of exchange-traded funds (ETFs), and/or cash equivalents, through direct investment in short-term, high-quality money market instruments or money market funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF WASIF A. LATIF]                [PHOTO OF TONY ERA]
WASIF A. LATIF                           TONY ERA
USAA Asset                               USAA Asset
Management Company                       Management Company

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o   HOW DID THE GLOBAL FINANCIAL MARKETS PERFORM DURING THE REPORTING PERIOD?

    The past year brought a divergence in economic growth trends between the United States and the rest of the world, and this was reflected in the equally wide gap in performance among the major asset classes.

    The U.S. economy, after suffering a weather-related slowdown during the first quarter of 2014, exhibited positive momentum throughout the rest of the year. The momentum was highlighted by both falling unemployment rates and third-quarter gross domestic product growth of 5%. Notably, this momentum occurred even as the Federal Reserve (the
    Fed) ended its stimulative bond-buying program known as quantitative easing (QE). Outside of the United States, however, the story was quite different as global growth slowed in Europe, Japan, and the emerging markets.

    The divergence between domestic and foreign growth was evident in market performance. U.S. equities performed very well, as investors gravitated to the relative safety of U.S. large-cap stocks. Larger companies generally feature strong balance sheets, above-average dividend yields, and stable business lines - all of which were attractive attributes during a time of slowing global growth. In contrast, international equities closed the period with a negative return. While a large portion of the decline resulted from the falling value of overseas currencies relative to the U.S. dollar during the second half of 2014, the asset class also was affected by

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2  | USAA TOTAL RETURN STRATEGY FUND

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    concerns about the slowing growth in both Europe and Japan.
    Emerging market equities and commodities also lost ground, reflecting concerns about the outlook for the world economy.

    In addition, the U.S. investment-grade bond market was helped by the environment of modest economic growth, low inflation, and the growing expectation that the Fed will not be compelled to raise interest rates until late in 2015. Yields on U.S. Treasury bonds fell, as prices rose, and these gains carried through to the rest of the market. High-yield bonds lagged, however, as the weakness in energy-related bonds pressured the overall market during the second half of the year.

o HOW DID THE USAA TOTAL RETURN STRATEGY FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Institutional Shares. At the end of the reporting period, the Fund Shares and Institutional Shares had total returns of 2.26% and 2.53%, respectively. This compares to total returns of 13.69% for the S&P 500 Index(R) and 4.31% for the Lipper Flexible Portfolio Funds Index.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o PLEASE DISCUSS THE FACTORS THAT HELPED AND HURT PERFORMANCE DURING THE REPORTING PERIOD.

    The Fund's domestic equity allocation generated a positive return and made the strongest contribution to performance during 2014. The Fund's performance within this segment was helped by its tilt toward large-cap stocks and away from small-cap stocks. The Fund also holds a

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

    Refer to page 7 for benchmark definitions.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    modest allocation to preferred stocks via an exchange-traded fund (ETF), which enabled the Fund to participate in the strong outperformance of this asset class.

    The Fund's international allocation, which holds securities that are invested in both the developed and emerging markets overseas, was the primary detractor from performance. One of our core beliefs is that a position in non-U.S. dollar assets provides important long-term diversification benefits. However, the extreme weakness in foreign currencies weighed on the U.S. dollar returns of international equities during the second half of the year. The Fund retained its allocations to both asset classes, however. In the developed markets, we continue to see an opportunity in Europe. The European Central Bank's balance sheet contraction of the past year provides it with a longer runway to enact QE relative to other global central banks. In our view, these factors create the foundation for longer-term outperformance for international equities.

    We also see an opportunity in the emerging markets on the basis of their compelling valuations, favorable demographic trends, and long-term growth prospects.

    The Fund's bond allocation, while small, had a positive impact on performance. Positions in ETFs linked to intermediate-term bonds and longer-term U.S. Treasury bonds performed well, and the Fund's allocation to Treasury Inflation Protected Securities also delivered positive returns. In addition, the bond allocation served its intended purpose of providing diversification and augmenting overall portfolio stability.

    The Fund's allocation to commodities and commodity-related equities detracted from performance, as positions in energy stocks, gold-mining stocks, and physical commodities (via ETFs) lost ground during the second half of the year. On a longer-term basis, we believe this segment of the portfolio can provide diversification, inflation protection, and an element of protection against the possibility of central bank policy errors.

    The Fund's hedging strategy, which is designed to help cushion the impact of large stock market sell-offs, detracted from performance during 2014.

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4  | USAA TOTAL RETURN STRATEGY FUND

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However, we believe it helped mitigate the impact of elevated financial market volatility in the second half of the year. The potential value of this risk-management strategy is not apparent when stock prices are rising steadily - as they did through 2013 and the first half of 2014 - but it may help the Fund experience a "smoother ride" when risk aversion by investors becomes the primary factor driving market performance.

We continue to use our diversified, global approach to identify asset classes that, we believe, offer the combination of strong fundamentals and attractive valuations, while tilting away from those that no longer offer a compelling risk-return profile. We expect this long-term, value-driven methodology will be critical to generating outperformance if the investment backdrop becomes more challenging in the year ahead.

Thank you for your investment in the Fund.

As interest rates rise, existing bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o ETFs are subject to risks similar to those of stocks. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost. o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA TOTAL RETURN STRATEGY FUND SHARES (FUND SHARES) (Ticker Symbol: USTRX)


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                                           12/31/14                12/31/13
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Net Assets                              $97.7 Million           $105.3 Million
Net Asset Value Per Share                   $9.08                   $8.95


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
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    1 YEAR                      5 YEARS                  SINCE INCEPTION 1/24/05

    2.26%                       3.16%                             1.37%


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                          EXPENSE RATIO AS OF 12/31/13*
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                                      1.45%


               (Includes acquired fund fees and expenses of 0.21%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

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6  | USAA TOTAL RETURN STRATEGY FUND

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                  o CUMULATIVE PERFORMANCE COMPARISON o

               [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                    LIPPER FLEXIBLE         USAA TOTAL
                                      PORTFOLIO           RETURN STRATEGY
                S&P 500 INDEX        FUNDS INDEX            FUND SHARES
 1/31/05         $10,000.00           $10,000.00           $10,000.00
 2/28/05          10,210.44            10,188.52            10,020.00
 3/31/05          10,029.64            10,007.72             9,854.00
 4/30/05           9,839.42             9,824.85             9,874.07
 5/31/05          10,152.49            10,051.58             9,884.10
 6/30/05          10,166.90            10,125.36             9,925.25
 7/31/05          10,545.00            10,449.34            10,096.37
 8/31/05          10,448.78            10,448.92             9,965.51
 9/30/05          10,533.41            10,600.57             9,998.75
10/31/05          10,357.81            10,455.83            10,018.93
11/30/05          10,749.57            10,706.71            10,039.11
12/31/05          10,753.25            10,806.95            10,043.95
 1/31/06          11,038.03            11,156.20            10,074.42
 2/28/06          11,067.98            11,108.49            10,104.89
 3/31/06          11,205.75            11,285.24            10,132.31
 4/30/06          11,356.22            11,412.27            10,163.01
 5/31/06          11,029.37            11,150.67            10,203.95
 6/30/06          11,044.32            11,138.94            10,237.82
 7/31/06          11,112.45            11,175.97            10,268.81
 8/31/06          11,376.85            11,373.16            10,310.14
 9/30/06          11,670.03            11,498.50            10,344.23
10/31/06          12,050.31            11,802.06            10,385.98
11/30/06          12,279.46            12,066.02            10,521.68
12/31/06          12,451.71            12,187.09            10,555.63
 1/31/07          12,640.03            12,331.83            10,692.86
 2/28/07          12,392.80            12,283.67            10,471.19
 3/31/07          12,531.41            12,399.00            10,537.71
 4/30/07          13,086.50            12,785.79            10,876.27
 5/31/07          13,543.15            13,073.50            11,204.26
 6/30/07          13,318.15            13,014.20            11,142.87
 7/31/07          12,905.23            12,882.48            11,005.04
 8/31/07          13,098.68            12,873.74            11,111.06
 9/30/07          13,588.55            13,381.17            11,428.12
10/31/07          13,804.70            13,737.37            11,523.97
11/30/07          13,227.57            13,412.18            11,172.50
12/31/07          13,135.81            13,353.40            11,051.97
 1/31/08          12,347.90            12,919.38            10,780.68
 2/29/08          11,946.77            12,837.69            10,698.12
 3/31/08          11,895.18            12,666.94            10,655.48
 4/30/08          12,474.52            13,124.02            11,022.50
 5/31/08          12,636.09            13,331.89            11,271.13
 6/30/08          11,570.83            12,733.00            10,853.18
 7/31/08          11,473.56            12,492.21            10,805.73
 8/31/08          11,639.52            12,449.51            10,948.07
 9/30/08          10,602.35            11,283.16            10,214.35
10/31/08           8,821.71             9,548.04             8,977.69
11/30/08           8,188.71             9,010.17             8,537.72
12/31/08           8,275.84             9,344.88             8,729.62
 1/31/09           7,578.30             8,948.31             8,245.31
 2/28/09           6,771.38             8,344.66             7,724.68
 3/31/09           7,364.52             8,897.56             8,045.34
 4/30/09           8,069.37             9,610.14             8,385.12
 5/31/09           8,520.72            10,222.11             8,809.83
 6/30/09           8,537.62            10,054.33             8,755.23
 7/31/09           9,183.38            10,872.60             9,095.24
 8/31/09           9,514.94            11,137.50             9,228.81
 9/30/09           9,870.00            11,609.76             9,400.03
10/31/09           9,686.64            11,428.59             9,351.45
11/30/09          10,267.68            11,916.10             9,655.07
12/31/09          10,466.00            12,070.54             9,798.67
 1/31/10          10,089.50            11,755.01             9,626.55
 2/28/10          10,402.05            11,958.61             9,798.67
 3/31/10          11,029.76            12,542.39            10,044.54
 4/30/10          11,203.89            12,733.39            10,056.85
 5/31/10          10,309.25            12,001.09             9,761.43
 6/30/10           9,769.58            11,610.53             9,379.83
 7/31/10          10,454.07            12,234.31             9,773.74
 8/31/10           9,982.13            11,943.20             9,441.38
 9/30/10          10,872.98            12,702.36             9,995.31
10/31/10          11,286.69            13,120.98            10,130.71
11/30/10          11,288.13            13,110.82            10,044.54
12/31/10          12,042.54            13,628.89            10,289.47
 1/31/11          12,327.96            13,913.64            10,400.50
 2/28/11          12,750.31            14,194.55            10,597.90
 3/31/11          12,755.38            14,259.07            10,647.25
 4/30/11          13,133.13            14,663.53            10,832.32
 5/31/11          12,984.47            14,536.36            10,770.63
 6/30/11          12,768.03            14,324.65            10,721.28
 7/31/11          12,508.40            14,209.16            10,585.57
 8/31/11          11,828.92            13,587.26            10,055.05
 9/30/11          10,997.36            12,674.89             9,635.58
10/31/11          12,199.29            13,727.93            10,129.08
11/30/11          12,172.34            13,517.98            10,289.47
12/31/11          12,296.85            13,471.21            10,182.31
 1/31/12          12,847.93            14,092.09            10,478.88
 2/29/12          13,403.50            14,535.79            10,676.59
 3/31/12          13,844.60            14,670.01            10,684.01
 4/30/12          13,757.70            14,634.73            10,684.01
 5/31/12          12,930.86            13,855.57            10,300.67
 6/30/12          13,463.64            14,245.41            10,628.80
 7/31/12          13,650.63            14,420.34            10,752.68
 8/31/12          13,958.08            14,716.96            11,025.22
 9/30/12          14,318.78            15,036.02            11,254.41
10/31/12          14,054.40            14,932.28            11,180.04
11/30/12          14,135.93            15,063.08            11,130.46
12/31/12          14,264.77            15,268.49            11,263.45
 1/31/13          15,003.62            15,737.52            11,487.48
 2/28/13          15,207.29            15,753.59            11,288.34
 3/31/13          15,777.61            16,016.29            11,419.03
 4/30/13          16,081.59            16,237.42            11,369.22
 5/31/13          16,457.77            16,230.26            11,219.78
 6/30/13          16,236.76            15,857.31            10,762.40
 7/31/13          17,062.96            16,436.22            10,949.46
 8/31/13          16,568.79            16,174.77            10,774.87
 9/30/13          17,088.38            16,743.12            10,982.33
10/31/13          17,873.89            17,215.95            11,219.72
11/30/13          18,418.58            17,379.74            11,144.75
12/31/13          18,884.86            17,642.04            11,193.43
 1/31/14          18,231.94            17,345.21            11,143.41
 2/28/14          19,065.94            18,002.21            11,581.14
 3/31/14          19,226.20            17,985.78            11,573.76
 4/30/14          19,368.32            18,013.22            11,661.63
 5/31/14          19,822.98            18,372.72            11,787.16
 6/30/14          20,232.47            18,699.42            12,011.42
 7/31/14          19,953.45            18,423.68            11,847.58
 8/31/14          20,751.68            18,801.67            12,061.84
 9/30/14          20,460.67            18,355.67            11,635.69
10/31/14          20,960.42            18,468.38            11,522.23
11/30/14          21,524.15            18,632.29            11,623.09
12/31/14          21,469.93            18,403.25            11,446.87

                               [END CHART]

                     Data from 1/31/05 to 12/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Total Return Strategy Fund Shares to the following benchmarks:

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The unmanaged Lipper Flexible Portfolio Funds Index tracks the performance of the 30 largest funds within the Lipper Flexible Funds category, which includes funds that allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

*The performance of the S&P 500 Index and the Lipper Flexible Portfolio Funds Index is calculated from the end of the month, January 31, 2005, while the Fund Shares initially invested in securities on January 24, 2005. There may be a slight variation of the performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

USAA TOTAL RETURN STRATEGY FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UTRIX)


--------------------------------------------------------------------------------
                                           12/31/14                   12/31/13*
--------------------------------------------------------------------------------

Net Assets                               $93.6 Million             $85.3 Million
Net Asset Value Per Share                   $9.08                      $8.95


--------------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/14
--------------------------------------------------------------------------------
     1 YEAR                                              SINCE INCEPTION 7/12/13

     2.53%                                                        3.37%


--------------------------------------------------------------------------------
                             EXPENSE RATIO AS OF 12/31/13**
--------------------------------------------------------------------------------

                                      1.23%


                   (Includes acquired fund fees and expenses of 0.21%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The Institutional Shares commenced operations on July 12, 2013.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

8  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

                     o CUMULATIVE PERFORMANCE COMPARISON o

                 [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                   USAA TOTAL RETURN
                                     LIPPER FLEXIBLE PORTFOLIO       STRATEGY FUND
                  S&P 500 INDEX           FUNDS INDEX             INSTITUTIONAL SHARES
 7/31/2013        $10,000.00              $10,000.00                  $10,000.00
 8/31/2013          9,710.38                9,840.93                    9,851.94
 9/30/2013         10,014.90               10,186.72                   10,051.11
10/31/2013         10,475.26               10,474.39                   10,256.70
11/30/2013         10,794.48               10,574.05                   10,188.17
12/31/2013         11,067.76               10,733.64                   10,236.79
 1/31/2014         10,685.10               10,553.04                   10,191.04
 2/28/2014         11,173.88               10,952.77                   10,591.36
 3/31/2014         11,267.80               10,942.77                   10,591.64
 4/30/2014         11,351.09               10,959.47                   10,683.55
 5/31/2014         11,617.55               11,178.19                   10,786.93
 6/30/2014         11,857.54               11,376.96                   10,998.16
 7/31/2014         11,694.01               11,209.19                   10,848.13
 8/31/2014         12,161.83               11,439.17                   11,044.32
 9/30/2014         11,991.28               11,167.82                   10,660.25
10/31/2014         12,284.17               11,236.39                   10,556.30
11/30/2014         12,614.55               11,336.11                   10,660.25
12/31/2014         12,582.77               11,196.77                   10,495.67

                                      [END CHART]

                            Data from 7/31/13 to 12/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Total Return Strategy Fund Institutional Shares to the Fund's benchmarks listed above (see page 7 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

*The performance of the S&P 500 Index and the Lipper Flexible Portfolio Funds Index is calculated from the end of the month, July 31, 2013, while the Institutional Shares initially invested in securities on July 15, 2013. There may be a slight variation of the performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

           o TOP 10 EQUITY SECURITIES - 12/31/14 o
                      (% of Net Assets)

iShares MSCI Germany ETF*................................  6.7%
iShares 7-10 Year Treasury Bond ETF*.....................  5.0%
iShares TIPS Bond ETF*...................................  4.9%
iShares Core MSCI Emerging Markets ETF*..................  3.5%
iShares U.S. Preferred Stock ETF*........................  2.6%
iShares Gold Trust.......................................  2.4%
SPDR Gold Shares.........................................  2.4%
iShares Core MSCI EAFE ETF*..............................  2.3%
iShares 20+ Year Treasury Bond ETF*......................  2.0%
EGShares Beyond BRICs ETF*...............................  1.8%

                o ASSET ALLOCATION** - 12/31/14 o

                 [PIE CHART OF ASSET ALLOCATION]

EXCHANGE-TRADED FUNDS*...................................  46.8%
COMMON STOCKS............................................  46.0%
MONEY MARKET INSTRUMENTS.................................   6.0%
CORPORATE OBLIGATIONS....................................   0.4%

                           [END CHART]

 * The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

** Excludes options and futures.

Percentages are of net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 13-26.

================================================================================

10  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2014, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2015.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended December 31, 2014:

  DIVIDEND RECEIVED         QUALIFIED DIVIDEND
DEDUCTION (CORPORATE     INCOME (NON-CORPORATE   QUALIFIED INTEREST
  SHAREHOLDERS)(1)          SHAREHOLDERS)(1)           INCOME
-------------------------------------------------------------------
    53.26%                     73.44%                 $36,000
-------------------------------------------------------------------

(1)Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  11

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TOTAL RETURN STRATEGY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Total Return Strategy Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Total Return Strategy Fund at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 17, 2015

================================================================================

12  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2014

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             EQUITY SECURITIES (92.8%)

             COMMON STOCKS (46.0%)

             CONSUMER DISCRETIONARY (5.8%)
             -----------------------------
             ADVERTISING (0.6%)
    13,700   Omnicom Group, Inc.                                                     $ 1,061
                                                                                     -------
             APPAREL RETAIL (0.0%)
       800   Foot Locker, Inc.                                                            45
                                                                                     -------
             APPAREL, ACCESSORIES & LUXURY GOODS (1.4%)
    13,500   Burberry Group plc ADR                                                      681
    54,000   Cie Financiere Richemont S.A. ADR                                           479
       400   Hanesbrands, Inc.                                                            45
    23,000   Kering ADR                                                                  440
    16,000   LVMH Moet Hennessy Louis Vuitton S.A. ADR                                   551
    18,000   Swatch Group AG ADR                                                         398
                                                                                     -------
                                                                                       2,594
                                                                                     -------
             AUTOMOBILE MANUFACTURERS (0.7%)
    19,500   BMW AG ADR                                                                  695
     7,500   Daimler AG ADR                                                              621
                                                                                     -------
                                                                                       1,316
                                                                                     -------
             AUTOMOTIVE RETAIL (0.0%)
       400   Advance Auto Parts, Inc.                                                     64
                                                                                     -------
             CASINOS & GAMING (0.9%)
    79,900   MGM Resorts International*                                                1,708
                                                                                     -------
             DISTRIBUTORS (0.0%)
     1,400   LKQ Corp.*                                                                   39
                                                                                     -------
             HOMEBUILDING (0.0%)
     2,300   Toll Brothers, Inc.*                                                         79
                                                                                     -------
             HOMEFURNISHING RETAIL (0.0%)
       500   Williams-Sonoma, Inc.                                                        38
                                                                                     -------
             HOTELS, RESORTS & CRUISE LINES (1.4%)
    58,500   Norwegian Cruise Line Holdings Ltd.*(a)                                   2,735
                                                                                     -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             HOUSEHOLD APPLIANCES (0.3%)
    14,000   iRobot Corp.*                                                           $   486
                                                                                     -------
             HOUSEWARES & SPECIALTIES (0.0%)
     1,500   Jarden Corp.*                                                                72
                                                                                     -------
             LEISURE PRODUCTS (0.1%)
     1,000   Brunswick Corp.                                                              51
       400   Polaris Industries, Inc.                                                     61
                                                                                     -------
                                                                                         112
                                                                                     -------
             SPECIALIZED CONSUMER SERVICES (0.3%)
    18,200   H&R Block, Inc.                                                             613
                                                                                     -------
             SPECIALTY STORES (0.1%)
     1,000   Dick's Sporting Goods, Inc.                                                  50
       300   Signet Jewelers Ltd.                                                         39
                                                                                     -------
                                                                                          89
                                                                                     -------
             Total Consumer Discretionary                                             11,051
                                                                                     -------
             CONSUMER STAPLES (4.9%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
     7,000   Archer-Daniels-Midland Co.                                                  364
     1,500   Ingredion, Inc.                                                             127
                                                                                     -------
                                                                                         491
                                                                                     -------
             BREWERS (0.1%)
     2,100   Molson Coors Brewing Co. "B"                                                157
                                                                                     -------
             DISTILLERS & VINTNERS (0.1%)
     1,500   Constellation Brands, Inc. "A"*                                             147
                                                                                     -------
             DRUG RETAIL (0.5%)
     8,000   CVS Health Corp.                                                            771
     2,000   Walgreens Boots Alliance, Inc.                                              152
                                                                                     -------
                                                                                         923
                                                                                     -------
             FOOD RETAIL (0.1%)
     4,500   Kroger Co.                                                                  289
                                                                                     -------
             HOUSEHOLD PRODUCTS (1.1%)
       400   Church & Dwight Co., Inc.                                                    31
       300   Energizer Holdings, Inc.                                                     39
     2,300   Kimberly-Clark Corp.                                                        266
    19,100   Procter & Gamble Co.                                                      1,740
                                                                                     -------
                                                                                       2,076
                                                                                     -------

================================================================================

14  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------

             HYPERMARKETS & SUPER CENTERS (0.8%)
    17,100   Wal-Mart Stores, Inc.                                                   $ 1,469
                                                                                     -------
             PACKAGED FOODS & MEAT (0.5%)
     7,000   Campbell Soup Co.                                                           308
     4,000   ConAgra Foods, Inc.                                                         145
     3,000   Hormel Foods Corp.                                                          156
     9,800   Mondelez International, Inc. "A"                                            356
                                                                                     -------
                                                                                         965
                                                                                     -------
             SOFT DRINKS (0.6%)
     4,800   Coca-Cola Co.                                                               203
     5,000   Coca-Cola Enterprises, Inc.                                                 221
     3,500   Dr. Pepper Snapple Group, Inc.                                              251
     4,500   PepsiCo, Inc.                                                               425
                                                                                     -------
                                                                                       1,100
                                                                                     -------
             TOBACCO (0.9%)
    10,900   Altria Group, Inc.                                                          537
    12,000   Philip Morris International, Inc.                                           977
     3,500   Reynolds American, Inc.                                                     225
                                                                                     -------
                                                                                       1,739
                                                                                     -------
             Total Consumer Staples                                                    9,356
                                                                                     -------
             ENERGY (6.5%)
             -------------
             INTEGRATED OIL & GAS (2.1%)
    19,300   Chevron Corp.                                                             2,165
    16,600   Exxon Mobil Corp.                                                         1,535
     1,700   Hess Corp.                                                                  125
     3,200   Occidental Petroleum Corp.                                                  258
                                                                                     -------
                                                                                       4,083
                                                                                     -------
             OIL & GAS EQUIPMENT & SERVICES (0.6%)
     3,400   Baker Hughes, Inc.                                                          191
     4,100   Halliburton Co.                                                             161
     2,800   National Oilwell Varco, Inc.                                                184
     1,400   Oceaneering International, Inc.                                              82
     5,000   Schlumberger Ltd.                                                           427
     2,800   Superior Energy Services, Inc.                                               56
                                                                                     -------
                                                                                       1,101
                                                                                     -------
             OIL & GAS EXPLORATION & PRODUCTION (2.6%)
     2,100   Anadarko Petroleum Corp.                                                    173
     1,800   Apache Corp.                                                                113
    50,000   Approach Resources, Inc.*                                                   320
     1,280   California Resources Corp.                                                    7

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
    21,100   ConocoPhillips                                                          $ 1,457
     2,900   Devon Energy Corp.                                                          178
       700   Energen Corp.                                                                45
     8,400   EOG Resources, Inc.                                                         773
     5,000   EQT Corp.                                                                   378
     6,600   Marathon Oil Corp.                                                          187
   100,000   Penn Virginia Corp.*                                                        668
    12,000   Southwestern Energy Co.*                                                    327
    25,000   Ultra Petroleum Corp.*                                                      329
                                                                                     -------
                                                                                       4,955
                                                                                     -------
             OIL & GAS REFINING & MARKETING (0.3%)
     1,100   HollyFrontier Corp.                                                          41
     1,300   Marathon Petroleum Corp.                                                    118
     2,500   Phillips 66                                                                 179
     2,600   Valero Energy Corp.                                                         129
                                                                                     -------
                                                                                         467
                                                                                     -------
             OIL & GAS STORAGE & TRANSPORTATION (0.9%)
    20,000   Cheniere Energy, Inc.*                                                    1,408
     2,700   Kinder Morgan, Inc.                                                         114
     3,300   Spectra Energy Corp.                                                        120
     2,600   Williams Companies, Inc.                                                    117
                                                                                     -------
                                                                                       1,759
                                                                                     -------
             Total Energy                                                             12,365
                                                                                     -------
             FINANCIALS (5.7%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
     1,600   Waddell & Reed Financial, Inc. "A"                                           80
                                                                                     -------
             CONSUMER FINANCE (0.6%)
    12,500   Capital One Financial Corp.                                               1,032
     4,000   SLM Corp.                                                                    41
                                                                                     -------
                                                                                       1,073
                                                                                     -------
             DIVERSIFIED BANKS (1.1%)
    18,800   JPMorgan Chase & Co.                                                      1,177
    18,500   Wells Fargo & Co.                                                         1,014
                                                                                     -------
                                                                                       2,191
                                                                                     -------
             DIVERSIFIED CAPITAL MARKETS (1.2%)
    75,000   Deutsche Bank AG                                                          2,251
                                                                                     -------
             INSURANCE BROKERS (0.0%)
       800   Arthur J. Gallagher & Co.                                                    38
                                                                                     -------

================================================================================

16  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             INVESTMENT BANKING & BROKERAGE (0.5%)
    30,600   Charles Schwab Corp.                                                    $   924
     1,100   Raymond James Financial, Inc.                                                63
                                                                                     -------
                                                                                         987
                                                                                     -------
             LIFE & HEALTH INSURANCE (0.6%)
    19,000   MetLife, Inc.                                                             1,028
       500   Protective Life Corp.                                                        35
                                                                                     -------
                                                                                       1,063
                                                                                     -------
             MULTI-LINE INSURANCE (0.0%)
       400   American Financial Group, Inc.                                               24
       500   HCC Insurance Holdings, Inc.                                                 27
                                                                                     -------
                                                                                          51
                                                                                     -------
             PROPERTY & CASUALTY INSURANCE (0.0%)
     1,900   Old Republic International Corp.                                             28
                                                                                     -------
             REAL ESTATE SERVICES (0.0%)
       300   Jones Lang LaSalle, Inc.                                                     45
                                                                                     -------
             REGIONAL BANKS (0.2%)
     3,000   Associated Banc-Corp.                                                        56
       600   City National Corp.                                                          48
     1,400   East West Bancorp, Inc.                                                      54
     1,400   Hancock Holding Co.                                                          43
       700   Prosperity Bancshares, Inc.                                                  39
       300   Signature Bank*                                                              38
       400   SVB Financial Group*                                                         46
                                                                                     -------
                                                                                         324
                                                                                     -------
             REINSURANCE (0.1%)
       100   Alleghany Corp.*                                                             46
       200   Everest Re Group Ltd.                                                        34
       500   Reinsurance Group of America, Inc.                                           44
       300   RenaissanceRe Holdings Ltd.                                                  29
                                                                                     -------
                                                                                         153
                                                                                     -------
             REITs - DIVERSIFIED (0.0%)
     1,300   Liberty Property Trust, Inc.                                                 49
                                                                                     -------
             REITs - OFFICE (0.1%)
       700   Alexandria Real Estate Equities, Inc.                                        62
       600   SL Green Realty Corp.                                                        71
                                                                                     -------
                                                                                         133
                                                                                     -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             REITs - RESIDENTIAL (0.1%)
       600   Camden Property Trust                                                   $    44
     1,400   UDR, Inc.                                                                    43
                                                                                     -------
                                                                                          87
                                                                                     -------
             REITs - RETAIL (0.1%)
       400   Federal Realty Investment Trust                                              54
     1,200   Realty Income Corp.                                                          57
                                                                                     -------
                                                                                         111
                                                                                     -------
             REITs - SPECIALIZED (0.0%)
       800   Rayonier, Inc.                                                               22
                                                                                     -------
             SPECIALIZED FINANCE (1.1%)
     9,500   Intercontinental Exchange, Inc.                                           2,083
                                                                                     -------
             THRIFTS & MORTGAGE FINANCE (0.0%)
     4,000   New York Community Bancorp, Inc.                                             64
                                                                                     -------
             Total Financials                                                         10,833
                                                                                     -------
             HEALTH CARE (4.4%)
             ------------------
             BIOTECHNOLOGY (1.4%)
    27,100   Gilead Sciences, Inc.*(a)                                                 2,554
       300   United Therapeutics Corp.*                                                   39
                                                                                     -------
                                                                                       2,593
                                                                                     -------
             HEALTH CARE DISTRIBUTORS (0.0%)
       600   Henry Schein, Inc.*                                                          82
                                                                                     -------
             HEALTH CARE EQUIPMENT (0.1%)
     1,800   Hologic, Inc.*                                                               48
       900   ResMed, Inc.                                                                 51
                                                                                     -------
                                                                                          99
                                                                                     -------
             HEALTH CARE FACILITIES (1.0%)
    26,400   HCA Holdings, Inc.*                                                       1,938
                                                                                     -------
             HEALTH CARE SERVICES (0.0%)
     1,000   MEDNAX, Inc.*                                                                66
                                                                                     -------
             HEALTH CARE SUPPLIES (0.0%)
       400   Cooper Companies, Inc.                                                       65
       287   Halyard Health, Inc.                                                         13
                                                                                     -------
                                                                                          78
                                                                                     -------
             LIFE SCIENCES TOOLS & SERVICES (0.0%)
       200   Mettler-Toledo International, Inc.*                                          60
                                                                                     -------

================================================================================

18  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             PHARMACEUTICALS (1.9%)
       700   Endo International plc*                                                 $    51
    14,700   Johnson & Johnson                                                         1,537
    15,200   Merck & Co., Inc.                                                           863
    33,800   Pfizer, Inc.                                                              1,053
       300   Salix Pharmaceuticals Ltd.*                                                  34
                                                                                     -------
                                                                                       3,538
                                                                                     -------
             Total Health Care                                                         8,454
                                                                                     -------
             INDUSTRIALS (4.8%)
             ------------------
             AEROSPACE & DEFENSE (0.4%)
       500   B/E Aerospace, Inc.*                                                         29
       250   KLX, Inc.                                                                    10
     5,700   Raytheon Co.                                                                617
                                                                                     -------
                                                                                         656
                                                                                     -------
             AGRICULTURAL & FARM MACHINERY (0.0%)
       800   AGCO Corp.                                                                   36
                                                                                     -------
             AIRLINES (1.5%)
     1,300   Alaska Air Group, Inc.                                                       78
    41,400   United Continental Holdings, Inc.*                                        2,769
                                                                                     -------
                                                                                       2,847
                                                                                     -------
             BUILDING PRODUCTS (0.0%)
     1,500   Fortune Brands Home & Security, Inc.                                         68
                                                                                     -------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.4%)
     7,600   Caterpillar, Inc.                                                           696
       800   Trinity Industries, Inc.                                                     22
       700   Wabtec Corp.                                                                 61
                                                                                     -------
                                                                                         779
                                                                                     -------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
       400   Hubbell, Inc. "B"                                                            43
                                                                                     -------
             ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
    18,600   Republic Services, Inc.                                                     749
                                                                                     -------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
       600   Manpowergroup, Inc.                                                          41
       300   Towers Watson & Co. "A"                                                      34
                                                                                     -------
                                                                                          75
                                                                                     -------
             INDUSTRIAL CONGLOMERATES (0.3%)
    21,900   General Electric Co.                                                        553
                                                                                      -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             INDUSTRIAL MACHINERY (0.6%)
     1,000   IDEX Corp.                                                              $    78
     1,800   ITT Corp.                                                                    73
     1,400   Lincoln Electric Holdings, Inc.                                              97
       600   SPX Corp.                                                                    51
     7,900   Stanley Black & Decker, Inc.                                                759
                                                                                     -------
                                                                                       1,058
                                                                                     -------
             MARINE (0.0%)
       700   Kirby Corp.*                                                                 57
                                                                                     -------
             RAILROADS (1.2%)
    11,300   Canadian Pacific Railway Ltd.                                             2,177
       800   Genesee & Wyoming, Inc. "A"*                                                 72
                                                                                     -------
                                                                                       2,249
                                                                                     -------
             TRUCKING (0.0%)
       800   JB Hunt Transport Services, Inc.                                             67
                                                                                     -------
             Total Industrials                                                         9,237
                                                                                     -------
             INFORMATION TECHNOLOGY (6.8%)
             -----------------------------
             APPLICATION SOFTWARE (0.2%)
       700   ANSYS, Inc.*                                                                 58
       900   Informatica Corp.*                                                           34
     3,000   PTC, Inc.*                                                                  110
       700   Solera Holdings, Inc.                                                        36
     2,600   Synopsys, Inc.*                                                             113
                                                                                     -------
                                                                                         351
                                                                                     -------
             COMMUNICATIONS EQUIPMENT (1.1%)
    29,200   Cisco Systems, Inc.                                                         812
    62,000   Juniper Networks, Inc.                                                    1,384
                                                                                     -------
                                                                                       2,196
                                                                                     -------
             ELECTRONIC MANUFACTURING SERVICES (0.0%)
     1,300   Trimble Navigation Ltd.*                                                     34
                                                                                     -------
             INTERNET SOFTWARE & SERVICES (0.8%)
       407   Equinix, Inc.                                                                92
    10,500   Facebook, Inc. "A"*                                                         819
     1,000   Google, Inc. "A"*                                                           531
                                                                                     -------
                                                                                       1,442
                                                                                     -------
             IT CONSULTING & OTHER SERVICES (0.0%)
       900   Gartner, Inc.*                                                               76
                                                                                     -------

================================================================================

20  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             SEMICONDUCTOR EQUIPMENT (1.3%)
    98,000   Applied Materials, Inc.                                                 $ 2,442
     1,100   SunEdison, Inc.*                                                             22
                                                                                     -------
                                                                                       2,464
                                                                                     -------
             SEMICONDUCTORS (1.9%)
    19,500   Intel Corp.                                                                 708
       700   International Rectifier Corp.*                                               28
    37,950   NXP Semiconductors N.V.*                                                  2,899
       900   Skyworks Solutions, Inc.                                                     65
                                                                                     -------
                                                                                       3,700
                                                                                     -------
             SYSTEMS SOFTWARE (0.6%)
    24,000   Microsoft Corp.                                                           1,115
                                                                                     -------
             TECHNOLOGY DISTRIBUTORS (0.1%)
     1,000   Arrow Electronics, Inc.*                                                     58
     1,200   Avnet, Inc.                                                                  52
                                                                                     -------
                                                                                         110
                                                                                     -------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.8%)
    35,000   Hewlett-Packard Co.                                                       1,404
     1,300   NCR Corp.*                                                                   38
                                                                                     -------
                                                                                       1,442
                                                                                     -------
             Total Information Technology                                             12,930
                                                                                     -------
             MATERIALS (5.9%)
             ----------------
             DIVERSIFIED METALS & MINING (1.5%)
    21,400   Antofagasta plc ADR                                                         507
   240,000   Capstone Mining Corp.*                                                      419
    15,000   First Quantum Minerals Ltd.                                                 213
     9,200   Jiangxi Copper Co. ADR                                                      631
    12,000   Rio Tinto plc ADR                                                           553
    22,000   Southern Copper Corp.                                                       621
                                                                                     -------
                                                                                       2,944
                                                                                     -------
             PAPER PACKAGING (0.5%)
    21,000   Bemis Co., Inc.                                                             949
       700   Packaging Corp. of America                                                   55
     1,000   Rock-Tenn Co. "A"                                                            61
                                                                                     -------
                                                                                       1,065
                                                                                     -------
             PRECIOUS METALS & MINERALS (3.7%)
    17,500   Agnico-Eagle Mines Ltd.                                                     436
    20,000   AngloGold Ashanti Ltd. ADR*                                                 174
   100,000   B2Gold Corp.*                                                               164
    20,000   Barrick Gold Corp.                                                          215

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
   100,000   Centerra Gold, Inc.                                                     $   520
    56,000   Compania de Minas Buenaventura S.A. ADR                                     535
   100,000   Dundee Precious Metals, Inc.*                                               236
    85,000   Eldorado Gold Corp.                                                         517
    25,000   Goldcorp, Inc.                                                              463
    80,000   Harmony Gold Mining Co. Ltd. ADR*                                           151
    45,000   IAMGOLD Corp.*                                                              122
   105,000   Kinross Gold Corp.*                                                         296
    75,000   New Gold, Inc.*                                                             322
    20,000   Newmont Mining Corp.                                                        378
    26,000   Pan American Silver Corp.                                                   239
    10,000   Randgold Resources Ltd. ADR                                                 674
     8,500   Royal Gold, Inc.                                                            533
    24,000   Silver Wheaton Corp.                                                        488
    28,000   Tahoe Resources, Inc.                                                       388
    50,000   Yamana Gold, Inc.                                                           201
                                                                                     -------
                                                                                       7,052
                                                                                     -------
             SPECIALTY CHEMICALS (0.1%)
       800   Albemarle Corp.                                                              48
     1,000   Ashland, Inc.                                                               120
                                                                                     -------
                                                                                         168
                                                                                     -------
             STEEL (0.1%)
     1,300   Reliance Steel & Aluminum Co.                                                80
     1,800   Steel Dynamics, Inc.                                                         35
       800   United States Steel Corp.                                                    21
                                                                                     -------
                                                                                         136
                                                                                     -------
             Total Materials                                                          11,365
                                                                                     -------
             TELECOMMUNICATION SERVICES (0.6%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
    26,400   Verizon Communications, Inc.                                              1,235
                                                                                     -------
             UTILITIES (0.6%)
             ----------------
             ELECTRIC UTILITIES (0.0%)
     1,600   OGE Energy Corp.                                                             57
                                                                                     -------
             GAS UTILITIES (0.1%)
       500   National Fuel Gas Co.                                                        35
     4,100   UGI Corp.                                                                   155
                                                                                     -------
                                                                                         190
                                                                                     -------
             MULTI-UTILITIES (0.5%)
     1,800   Alliant Energy Corp.                                                        120
    33,100   CenterPoint Energy, Inc.                                                    775

================================================================================

22  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
     1,500   MDU Resources Group, Inc.                                              $     35
                                                                                    --------
                                                                                         930
                                                                                    --------
             Total Utilities                                                           1,177
                                                                                    --------
             Total Common Stocks (cost: $82,992)                                      88,003
                                                                                    --------
             EXCHANGE-TRADED FUNDS (34.9%)
    35,600   Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF                 763
   175,000   EGShares Beyond BRICs ETF                                                 3,460
    80,000   EGShares Emerging Markets Consumer ETF                                    2,027
    12,100   Energy Select Sector SPDR ETF                                               958
    80,000   iShares Core MSCI EAFE ETF                                                4,426
   143,490   iShares Core MSCI Emerging Markets ETF                                    6,748
    18,100   iShares Core S&P Small-Cap ETF                                            2,065
   400,000   iShares Gold Trust*                                                       4,576
    86,000   iShares MSCI EMU ETF                                                      3,124
    65,800   iShares MSCI Europe Financials ETF                                        1,449
   464,300   iShares MSCI Germany ETF                                                 12,726
    40,000   iShares MSCI Italy Capped ETF                                               544
   180,000   iShares MSCI Russia Capped ETF                                            2,065
    35,000   iShares MSCI Turkey ETF                                                   1,901
   125,000   iShares U.S. Preferred Stock ETF(a)                                       4,930
    40,000   SPDR Gold Shares*(a)                                                      4,543
    50,000   SPDR S&P Emerging Markets SmallCap ETF                                    2,217
    25,900   Vanguard REIT ETF                                                         2,098
    11,000   Vanguard S&P 500 ETF                                                      2,073
    70,000   WisdomTree Emerging Markets SmallCap Dividend Fund                        3,021
    47,000   WisdomTree India Earnings Fund                                            1,036
                                                                                    --------
             Total Exchange-Traded Funds (cost: $72,242)                              66,750
                                                                                    --------
             FIXED-INCOME EXCHANGE-TRADED FUNDS (11.9%)
    30,000   iShares 20+ Year Treasury Bond ETF                                        3,778
    90,000   iShares 7-10 Year Treasury Bond ETF(a)                                    9,539
    83,600   iShares TIPS Bond ETF                                                     9,364
                                                                                    --------
             Total Fixed-Income Exchange-Traded Funds (cost: $22,594)                 22,681
                                                                                    --------
             Total Equity Securities (cost: $177,828)                                177,434
                                                                                    --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                         COUPON                  VALUE
(000)(b)     SECURITY                                           RATE    MATURITY       (000)
--------------------------------------------------------------------------------------------
             BONDS (0.4%)

             CORPORATE OBLIGATIONS (0.4%)

             MATERIALS (0.4%)
             ----------------
             GOLD (0.4%)
CAD  2,000   Allied Nevada Gold Corp.(c) (cost: $1,254)        8.75%     6/01/2019   $   707
                                                                                     -------

--------------------------------------------------------------------------------------------
NUMBER
OF SHARES
--------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (6.0%)

             MONEY MARKET FUNDS (6.0%)
11,476,978   State Street Institutional Liquid
              Reserves Fund Premier Class, 0.07%(d),(e) (cost: $11,477)               11,477
                                                                                    --------
             TOTAL INVESTMENTS (COST: $190,559)                                     $189,618
                                                                                    ========

--------------------------------------------------------------------------------------------
NUMBER
OF CONTRACTS
--------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.6%)
       500   Call - iShares MSCI Germany ETF expiring April 17, 2015 at 27                70
     1,000   Call - iShares MSCI Germany ETF expiring January 17, 2015 at 30               3
     1,000   Call - iShares MSCI Germany ETF expiring January 17, 2015 at 32               3
       500   Call - iShares MSCI South Korea ETF expiring January 17, 2015 at 75           1
     1,000   Call - Market Vectors Gold Miners ETF expiring January 17, 2015 at 27         1
       100   Call - Market Vectors Gold Miners ETF expiring January 17, 2015 at 30         -
     1,000   Call - Market Vectors Gold Miners ETF expiring March 20, 2015 at 21          70
     1,000   Call - Market Vectors Gold Miners ETF expiring March 20, 2015 at 23          37
     1,000   Call - Market Vectors Gold Miners ETF expiring March 20, 2015 at 24          27
     2,000   Call - Market Vectors Gold Miners ETF expiring March 20, 2015 at 25          43
     1,000   Call - Market Vectors Gold Miners ETF expiring March 20, 2015 at 26          14
     1,000   Call - Market Vectors Gold Miners ETF expiring March 20, 2015 at 27          11
       200   Call - SPDR Energy Select Sector expiring March 20, 2015 at 84               39
       400   Call - SPDR Energy Select Sector expiring March 20, 2015 at 85               66
       100   Call - SPDR Gold Shares expiring January 17, 2015 at 140                      -
       400   Call - SPDR Gold Shares expiring January 17, 2015 at 145                      -
       400   Call - SPDR Gold Shares expiring March 20, 2015 at 145                        3
     2,000   Put - iShares MSCI EAFE ETF expiring January 17, 2015 at 61                 175
     1,550   Put - iShares MSCI EAFE ETF expiring January 17, 2015 at 62                 225
     4,000   Put - iShares MSCI Emerging Markets ETF expiring January 17, 2015 at 38      94
        44   Put - Russell 2000 Index expiring January 17, 2015 at 1130                   18
       304   Put - S&P 500 Index expiring January 17, 2015 at 1960                       214
                                                                                     -------
             TOTAL PURCHASED OPTIONS (COST: $2,470)                                  $ 1,114
                                                                                     =======

================================================================================

24  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF CONTRACTS   SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               WRITTEN OPTIONS (0.0%)
     (4,000)   Put - iShares MSCI Emerging Markets ETF expiring January 17, 2015 at 34 $   (4)
       (100)   Put - S&P 500 Index expiring January 17, 2015 at 1820                      (20)
                                                                                       ------
               TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $93)                          $  (24)
                                                                                       ======

----------------------------------------------------------------------------------------------
                                                                                    UNREALIZED
                                                                       CONTRACT  APPRECIATION/
                                                           EXPIRATION    VALUE   (DEPRECIATION)
LONG/(SHORT)                                                 DATE        (000)           (000)
----------------------------------------------------------------------------------------------
               FUTURES (8.3%)
        (20)   Euro Currency                               03/16/2015  $ (3,027)           62
        (30)   Euro-OAT (French Government Bond)           03/06/2015    (5,344)          (84)
        (20)   Japanese Yen Currency                       03/16/2015    (2,087)          (10)
        (45)   Russell 2000 Mini                           03/20/2015    (5,403)         (249)
                                                                       --------         -----
               TOTAL FUTURES                                           $(15,861)        $(281)
                                                                       ========         =====

------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS     TOTAL
------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $ 88,003                $  -           $  -  $ 88,003
  Exchange-Traded Funds                      66,750                   -              -    66,750
  Fixed-Income Exchange-Traded Funds         22,681                   -              -    22,681

Bonds:
  Corporate Obligations                           -                 707              -       707

Money Market Instruments:
  Money Market Funds                         11,477                   -              -    11,477

Purchased Options                             1,114                   -              -     1,114
Futures(1)                                       62                   -              -        62
------------------------------------------------------------------------------------------------
Total                                      $190,087                $707           $  -  $190,794
------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------
($ in 000s)                                              VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
LIABILITIES               FOR IDENTICAL LIABILITIES              INPUTS         INPUTS     TOTAL
------------------------------------------------------------------------------------------------
Written Options                              $ (24)                 $ -            $ -    $ (24)
Futures(1)                                    (343)                   -              -     (343)
------------------------------------------------------------------------------------------------
Total                                        $(367)                 $ -            $ -    $(367)
------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2014, through December 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

26  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2014

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 33.9% of net assets at December 31, 2014.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   CAD   Canadian dollars

   OAT   Obligations Assimilables du Tresor

   REIT  Real estate investment trust

   TIPS  Treasury Inflation Protected Securities

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

o  SPECIFIC NOTES

   (a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2014.

   (b) In U.S. dollars unless otherwise noted.

   (c) Restricted security that is not registered under the Securities
       Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

   (d) Rate represents the money market fund annualized seven-day yield at December 31, 2014.

   (e) Securities with a value of $11,477,000 are segregated as collateral for initial margin requirements on open futures contracts.

    *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

28  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2014

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $190,559)                    $189,618
   Purchased options, at market value (cost of $2,470)                                 1,114
   Cash                                                                                  743
   Cash denominated in foreign currencies (identified cost of $2)                          2
   Receivables:
       Capital shares sold                                                                47
       Dividends and interest                                                            235
                                                                                    --------
          Total assets                                                               191,759
                                                                                    --------
LIABILITIES
   Payables:
       Capital shares redeemed                                                            42
       Written options, at market value (premiums received of $93)                        24
   Variation margin on futures contracts                                                 280
   Accrued management fees                                                               100
   Accrued transfer agent's fees                                                           4
   Other accrued expenses and payables                                                    87
                                                                                    --------
          Total liabilities                                                              537
                                                                                    --------
              Net assets applicable to capital shares outstanding                   $191,222
                                                                                    ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                   $219,435
  Accumulated undistributed net investment income                                        418
  Accumulated net realized loss on investments, options, and
      futures transactions                                                           (26,177)
  Net unrealized depreciation of investments, options, and
      futures contracts                                                               (2,509)
  Net unrealized appreciation of foreign currency translations                            55
                                                                                    --------
              Net assets applicable to capital shares outstanding                   $191,222
                                                                                    ========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $97,658/10,754 shares outstanding)                 $   9.08
                                                                                    ========
      Institutional Shares (net assets of $93,564/10,305 shares outstanding)        $   9.08
                                                                                    ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2014

--------------------------------------------------------------------------------

INVESTMENT INCOME
     Dividends (net of foreign taxes withheld of $47)                                $ 3,688
     Interest                                                                             87
                                                                                     -------
              Total income                                                             3,775
                                                                                     -------
EXPENSES
     Management fees                                                                   1,229
     Administration and servicing fees:
         Fund Shares                                                                     156
         Institutional Shares                                                             97
     Transfer agent's fees:
         Fund Shares                                                                     316
         Institutional Shares                                                             97
     Custody and accounting fees:
         Fund Shares                                                                      53
         Institutional Shares                                                             47
     Postage:
         Fund Shares                                                                      20
     Shareholder reporting fees:
         Fund Shares                                                                      25
         Institutional Shares                                                              1
     Trustees' fees                                                                       22
     Registration fees:
         Fund Shares                                                                      21
         Institutional Shares                                                             23
     Professional fees                                                                   102
     Other                                                                                10
                                                                                     -------
              Total expenses                                                           2,219
                                                                                     -------
NET INVESTMENT INCOME                                                                  1,556
                                                                                     -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, OPTIONS, AND FUTURES CONTRACTS
     Net realized gain (loss) on:
         Investments                                                                  10,217
         Foreign currency transactions                                                   (10)
         Options                                                                      (4,847)
         Futures transactions                                                           (432)
     Change in net unrealized appreciation/depreciation of:
         Investments                                                                  (1,624)
         Foreign currency translations                                                    55
         Options                                                                        (410)
         Futures contracts                                                              (281)
                                                                                     -------
              Net realized and unrealized gain                                         2,668
                                                                                     -------
     Increase in net assets resulting from operations                                $ 4,224
                                                                                     =======

See accompanying notes to financial statements.

================================================================================

30  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended December 31,

<CAPTION
--------------------------------------------------------------------------------------------
                                                                         2014           2013
--------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $  1,556       $  1,519
   Net realized gain on investments                                    10,217         10,233
   Net realized loss on foreign currency transactions                     (10)             -
   Net realized loss on options                                        (4,847)        (4,562)
   Net realized loss on futures transactions                             (432)             -
   Change in net unrealized appreciation/depreciation of:
       Investments                                                     (1,624)        (5,653)
       Foreign currency translations                                       55              -
       Options                                                           (410)          (457)
       Futures contracts                                                 (281)             -
                                                                     -----------------------
       Increase in net assets resulting from operations                 4,224          1,080
                                                                     -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                       (836)          (530)
       Institutional Shares*                                           (1,018)          (328)
                                                                     -----------------------
            Distributions to shareholders                              (1,854)          (858)
                                                                     -----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                         (9,274)       (15,466)
   Institutional Shares*                                                7,507         83,837
                                                                     -----------------------
       Total net increase (decrease) in net assets from capital
            share transactions                                         (1,767)        68,371
                                                                     -----------------------
   Capital contribution from USAA Asset Management
   Company (Note 6A):
       Fund Shares                                                          3              -
       Institutional Shares                                                 2              -
                                                                     -----------------------
   Net increase in net assets                                             608         68,593

NET ASSETS
   Beginning of year                                                  190,614        122,021
                                                                     -----------------------
   End of year                                                       $191,222       $190,614
                                                                     =======================
Accumulated undistributed net investment income:
   End of year                                                       $    418       $    756
                                                                     =======================
*  Institutional shares were initiated on July 12, 2013.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation through the use of a dynamic allocation strategy, across stocks, bonds, and cash instruments.

The Fund's assets are invested pursuant to a dynamic asset allocation strategy, which allows the Fund's investment adviser to invest at any given time a portion or substantially all of the Fund's assets allocated to it in stocks or bonds, either directly or through the use of exchange-traded funds (ETFs), and/or cash equivalents, through direct investment in short-term, high-quality money market instruments or money market funds.

The Fund consists of two classes of shares: Total Return Strategy Fund Shares (Fund Shares) and Total Return Strategy Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment

================================================================================

32  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

        price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

34  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    8.  Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include bonds, valued based on methods discussed in Note 1A5.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund

================================================================================

36  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at December 31, 2014, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the

================================================================================

38  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF DECEMBER 31, 2014*
    (IN THOUSANDS)

                                ASSET DERIVATIVES                    LIABILITY DERIVATIVES
-----------------------------------------------------------------------------------------------
                           STATEMENT OF                      STATEMENT OF
DERIVATIVES NOT            ASSETS AND                        ASSETS AND
ACCOUNTED FOR AS           LIABILITIES                       LIABILITIES
HEDGING INSTRUMENTS        LOCATION            FAIR VALUE    LOCATION               FAIR VALUE
-----------------------------------------------------------------------------------------------
Interest rate contracts       -                 $    -       Net unrealized         $ (84)**
                                                             depreciation of
                                                             investments, options,
                                                             and futures contracts
-----------------------------------------------------------------------------------------------
Equity contracts          Purchased options;     1,114                               (273)**
                          Net unrealized                     Written options;
                          depreciation of                    Net unrealized
                          investments,                       depreciation of
                          options, and                       investments, options,
                          futures contracts                  and futures contracts
-----------------------------------------------------------------------------------------------
Foreign exchange          Net unrealized            62**     Net unrealized           (10)**
contract                  depreciation of                    depreciation of
                          investments,                       investments,
                          options, and futures               options, and futures
                          contracts                          contracts
-----------------------------------------------------------------------------------------------
Total                                           $1,176                              $(367)
-----------------------------------------------------------------------------------------------

 * For open derivative instruments as of December 31, 2014, see the portfolio of investments, which also is indicative of activity for the year ended December 31, 2014.

** Includes cumulative appreciation (depreciation) of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

     THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2014
     (IN THOUSANDS)

                                                                             CHANGE IN
                                                                             UNREALIZED
DERIVATIVES NOT                                             REALIZED         APPRECIATION
ACCOUNTED FOR AS             STATEMENT OF                   GAIN (LOSS)      (DEPRECIATION)
HEDGING INSTRUMENTS          OPERATIONS LOCATION            ON DERIVATIVES   ON DERIVATIVES
-----------------------------------------------------------------------------------------------
Interest rate contracts      Net realized gain (loss)       $  (651)                $ (84)
                             on futures transactions/
                             Change in net unrealized
                             appreciation (depreciation)
                             of futures contracts
-----------------------------------------------------------------------------------------------
Equity contracts             Net realized gain (loss)        (4,948)                 (660)
                             on options and futures
                             transactions / Change in
                             net unrealized appreciation
                             (depreciation) of options
                             and futures contracts
-----------------------------------------------------------------------------------------------
Foreign exchange contracts   Net realized gain (loss)           320                    53
                             on futures transactions/
                             Change in net unrealized
                             appreciation (depreciation)
                             of futures contracts
-----------------------------------------------------------------------------------------------
Total                                                       $(5,279)                $(691)
-----------------------------------------------------------------------------------------------

D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
    Such fluctuations are included with the net realized and unrealized gain or loss from investments.

================================================================================

40  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

E. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and expense on securities sold short, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended December 31, 2014, there were no custodian and other bank credits.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended December 31, 2014, the Fund paid CAPCO facility fees of $1,000, which represents 0.3% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended December 31, 2014.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax

================================================================================

42  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency, non-REIT return of capital dividend and prior period adjustments resulted in reclassifications to the statement of assets and liabilities to decrease accumulated undistributed net investment income and accumulated net realized loss on investments by $40,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended December 31, 2014, and 2013, was as follows:

                                        2014                     2013
                                    ------------------------------------
Ordinary income*                    $1,854,000                  $858,000

As of December 31, 2014, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                               $    398,000
Accumulated capital and other losses                          (27,610,000)
Unrealized depreciation of investments                           (983,000)

* Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales, passive foreign investment corporation, straddle loss deferral, grantor trusts expense, and mark-to-market adjustments.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

For the year ended December 31, 2014, the Fund utilized post-enactment capital loss carryforwards of $3,709,000, to offset capital gains. At December 31, 2014, the Fund had both pre-enactment capital loss carryforwards and post-enactment long-term capital loss carryforwards for federal income tax purposes as shown in the table below. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

               CAPITAL LOSS CARRYFORWARDS
-------------------------------------------------------
   EXPIRES               SHORT-TERM           LONG-TERM
    2017                $17,718,000          $        -
    2018                  7,811,000                   -
No Expiration                     -           2,082,000
                        -----------          ----------
    Total               $25,529,000          $2,082,000
                        ===========          ==========

For the year ended December 31, 2014, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

================================================================================

44  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2014, were $164,995,000 and $182,883,000, respectively.

As of December 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was $193,126,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2014, for federal income tax purposes, were $13,731,000 and $16,125,000, respectively, resulting in net unrealized depreciation of $2,394,000.

For the year ended December 31, 2014, transactions in written call and put options* were as follows:

                                                                                    PREMIUMS
                                                      NUMBER OF                     RECEIVED
                                                      CONTRACTS                       (000's)
                                                    ------------------------------------------
Outstanding at December 31, 2013                             -                       $     -
Options written                                         14,730                         2,071
Options terminated in closing
  purchase transactions                                 (8,890)                       (1,318)
Options expired                                         (1,740)                         (660)
                                                    ------------------------------------------
Outstanding at December 31, 2014                         4,100                       $    93
                                                    ==========================================

* Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) CAPITAL SHARE TRANSACTIONS

At December 31, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                             YEAR ENDED                        YEAR ENDED
                                          DECEMBER 31, 2014                 DECEMBER 31, 2013
----------------------------------------------------------------------------------------------
                                       SHARES        AMOUNT              SHARES        AMOUNT
                                      --------------------------------------------------------
FUND SHARES:
Shares sold                               971        $  8,987             1,205     $  10,848
Shares issued from
 reinvested dividends                      88             822                59           521
Shares redeemed                        (2,065)        (19,083)           (2,992)      (26,835)
                                      --------------------------------------------------------
Net decrease from capital
 share transactions                    (1,006)       $ (9,274)           (1,728)    $ (15,466)
                                      ========================================================
INSTITUTIONAL SHARES
 (INITIATED ON JULY 12, 2013):
Shares sold                             2,138        $ 19,954             9,514     $  83,733
Shares issued from reinvested
 dividends                                104             966                35           307
Shares redeemed                        (1,463)        (13,413)              (23)         (203)
                                      --------------------------------------------------------
Net increase from capital
 share transactions                       779        $  7,507             9,526     $  83,837
                                      ========================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. For the year ended December 31, 2014, there were no subadvisers.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Flexible Portfolio Funds Index

================================================================================

46  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    over the performance period. The Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds in the Lipper Flexible Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to July 12, 2013. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                        ANNUAL ADJUSTMENT RATE (IN BASIS POINTS
RELATIVE TO INDEX (IN BASIS POINTS)(1)        AS A % OF THE FUND'S AVERAGE NET ASSETS)(1)
-----------------------------------------------------------------------------------------
+/- 100 to 400                                                  +/- 4
+/- 401 to 700                                                  +/- 5
+/- 701 and greater                                             +/- 6

 (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the year ended December 31, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $1,229,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $(60,000) and $(14,000), respectively. For the Fund Shares and Institutional Shares, the performance adjustments were (0.06)% and (0.01)%, respectively. For the year ended December 31, 2014, the Fund Shares and Institutional Shares recorded capital contributions from the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    Manager of $3,000 and $2,000, respectively, for adjustments related to a trading error.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. For the year ended December 31, 2014, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $156,000 and $97,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2014, the Fund reimbursed the Manager $8,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended December 31, 2014, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $316,000 and $97,000, respectively.

D. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

48  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of December 31, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      3.0
USAA Target Retirement 2020 Fund                                        6.3
USAA Target Retirement 2030 Fund                                       13.7
USAA Target Retirement 2040 Fund                                       17.3
USAA Target Retirement 2050 Fund                                        8.3
USAA Target Retirement 2060 Fund                                        0.3

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                           YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------------------------
                                      2014             2013            2012             2011            2010
                                   -------------------------------------------------------------------------
Net asset value at
 beginning of period               $  8.95         $   9.05        $   8.24         $   8.34        $   7.97
                                   -------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                 .06              .08             .06              .02             .03
 Net realized and
  unrealized gain (loss)               .14(a)          (.14)            .81             (.11)            .37
                                   -------------------------------------------------------------------------
Total from investment
 operations                            .20             (.06)            .87             (.09)            .40
                                   -------------------------------------------------------------------------
Less distributions from:
 Net investment income                (.07)            (.04)           (.06)            (.01)           (.03)
                                   -------------------------------------------------------------------------
Net asset value at
 end of period                     $  9.08         $   8.95        $   9.05         $   8.24        $   8.34
                                   =========================================================================
Total return (%)*                     2.26(a)          (.62)          10.62            (1.04)           5.01
Net assets at
 end of period (000)               $97,658         $105,313        $122,021         $125,895        $141,291
Ratios to average
 net assets:**
 Expenses including
   dividend expense on
   securities sold short (%)
   Including reimbursements(b)           -                -               -             1.72            1.79
   Excluding reimbursements(b)        1.22             1.24            1.32             1.72            1.79
 Expenses excluding
   dividend expense on
   securities sold short (%)
   Including reimbursements(b)           -                -               -             1.35            1.35
   Excluding reimbursements(b)        1.22             1.24            1.31             1.35            1.35
 Net investment income (%)             .66              .87             .73              .23             .00(c)
Portfolio turnover (%)                  88              105             171(d),(e),(g)    92(d),(e)       56(d),(e),(f)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2014, average net assets were $103,707,000.

================================================================================

50  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

(a) For the year ended December 31, 2014, the Manager reimbursed the Fund Shares $3,000 for a loss incurred due to a trading error. The effect of this reimbursement on the Fund Shares' net realized loss and total return was less than $0.01/0.01% per share.

(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                     -     (.00%)(+)     (.00%)(+)     (.00%)(+)       (.00%)(+)

    (+) Represents less than 0.01% of average net assets.

(c) Represents less than 0.01%.

(d) The Fund's various investment strategies will create a large volume of purchase and sales transactions relative to the market value of portfolio investments, which results in portfolio turnover rates exceeding 100%.

(e) Prior to January 27, 2012, calculated excluding securities sold short, covers on securities sold short, and options transactions.

(f) Revised turnover rate for the year ended December 31, 2010, to reflect removal of short sales based on management's intent to hold the securities less than one year.

(g) Reflects increased trading activity due to changes in subadviser(s) and asset allocation strategies.

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                      YEAR ENDED               PERIOD ENDED
                                                     DECEMBER 31,              DECEMBER 31,
                                                     --------------------------------------
                                                         2014                        2013***
                                                     --------------------------------------
Net asset value at beginning of period                $  8.95                     $  8.78
                                                      -----------------------------------
Income from investment operations:
 Net investment income                                    .08                         .06
 Net realized and unrealized gain                         .15(a)                      .15
                                                      -----------------------------------
Total from investment operations                          .23                         .21
                                                      -----------------------------------
Less distributions from:
 Net investment income                                   (.10)                       (.04)
                                                      -----------------------------------
Net asset value at end of period                      $  9.08                     $  8.95
                                                      ===================================
Total return (%)*                                        2.53(a)                     2.37
Net assets at end of period (000)                     $93,564                     $85,301
Ratios to average net assets:**
 Expenses (%)(c)                                          .98                        1.02(b)
 Expenses, excluding reimbursements (%)(c)                .98                        1.02(b)
 Net investment income (%)                                .91                        1.69(b)
Portfolio turnover (%)                                     88                         105

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the year ended December 31, 2014, average net assets were $96,824,000.

*** Institutional Shares commenced operations on July 12, 2013.

(a) For the year ended December 31, 2014, the Manager reimbursed the Institutional Shares $2,000 for a loss incurred due to a trading error. The effect of this reimbursement on the Institutional Shares' net realized loss and total return was less than $0.01/0.01% per share.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(c) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                                            -                        (.00%)(+)
    (+) Represents less than 0.01% of average net assets.

================================================================================

52  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2014, through December 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                            BEGINNING            ENDING               DURING PERIOD*
                                          ACCOUNT VALUE       ACCOUNT VALUE            JULY 1, 2014 -
                                           JULY 1, 2014     DECEMBER 31, 2014        DECEMBER 31, 2014
                                          ------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00             $ 953.00                 $6.01

Hypothetical
 (5% return before expenses)                1,000.00             1,019.06                  6.21

INSTITUTIONAL SHARES
Actual                                      1,000.00               954.30                  4.83

Hypothetical
 (5% return before expenses)                1,000.00             1,020.27                  4.99

* Expenses are equal to the annualized expense ratio of 1.22% for Fund Shares and 0.98% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (4.70)% for Fund Shares and (4.57)% for Institutional Shares for the six-month period of July 1, 2014, through December 31, 2014.

================================================================================

54  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2,4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (02/13-present); Director of AMCO (01/12-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President and Director, IMCO (10/09-04/14); President, AMCO (08/11-04/13); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (09/07-09/09); Managing Director, Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2,3,4,5,6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 17 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

56  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

JEFFERSON C. BOYCE(3,4,5,6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year's experience as a Board Member of the USAA family of funds. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3,4,5,6,8)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

PAUL L. MCNAMARA(3,4,5,6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as over three years as a Board Member of the USAA family of funds. Paul
L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3,4,5,6,7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over six years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

58  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

MICHAEL F. REIMHERR(3,4,5,6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 14 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee.
   (3) Member of Audit Committee.
   (4) Member of Pricing and Investment Committee.
   (5) Member of Corporate Governance Committee.
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was designated as an Audit Committee Financial Expert by the Funds' Board in November 2008.
   (8) Ms. Hawley was designated as an Audit Committee Financial Expert by the Funds' Board in September 2014.
   (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-02/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (06/13-present); Attorney, FASG General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP.

================================================================================

60  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, FASG General Counsel (04/13-11/14); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

(1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

62  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

TRUSTEES                         Daniel S. McNamara
                                 Robert L. Mason, Ph.D.
                                 Jefferson C. Boyce
                                 Dawn M. Hawley
                                 Paul L. McNamara
                                 Barbara B. Ostdiek, Ph.D.
                                 Michael F. Reimherr
--------------------------------------------------------------------------
ADMINISTRATOR AND                USAA Asset Management Company
INVESTMENT ADVISER               P.O. Box 659453
                                 San Antonio, Texas 78265-9825
--------------------------------------------------------------------------
UNDERWRITER AND                  USAA Investment Management Company
DISTRIBUTOR                      P.O. Box 659453
                                 San Antonio, Texas 78265-9825
--------------------------------------------------------------------------
TRANSFER AGENT                   USAA Shareholder Account Services
                                 9800 Fredericksburg Road
                                 San Antonio, Texas 78288
--------------------------------------------------------------------------
CUSTODIAN AND                    State Street Bank and Trust Company
ACCOUNTING AGENT                 P.O. Box 1713
                                 Boston, Massachusetts 02105
--------------------------------------------------------------------------
INDEPENDENT                      Ernst & Young LLP
REGISTERED PUBLIC                100 West Houston St., Suite 1800
ACCOUNTING FIRM                  San Antonio, Texas 78205
--------------------------------------------------------------------------
MUTUAL FUND                      Under "My Accounts" on
SELF-SERVICE 24/7                usaa.com select your mutual fund
AT USAA.COM                      account and either click the link or
                                 select 'I want to...' and select
OR CALL                          the desired action.
(800) 531-USAA
          (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

201620-0215

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      We know what it means to serve.(R)

================================================================================
48703-0215                                   (c)2015, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On September 24, 2014, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


On November 18, 2008, and September 24, 2014, respectively, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. and Dawn M. Hawley as the Board's audit committee financial experts. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Ms. Hawley was Chief Financial Officer, Director of Financial Planning and Analysis for AIM Management Group Inc. from October 1987 through January 2006 and was Manager of Finance at Menil Foundation, Inc. from May 2007 through June 2011. Each of Dr. Ostdiek and Ms. Hawley is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2014 and 2013 were $419,808 and $419,620, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2014 and 2013 were $67,300 and $78,650, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax services relating to the PFIC Analyzer Service for fiscal years ended December 31, 2014 and 2013 were $15,164 and $0, respectively.


(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2014 and 2013.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for December 31, 2014 and 2013 were $67,300 and $406,468, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.


ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

Approved and adopted by the Investment Code of Ethics Committee:
August 27, 2014

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 24, 2014

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2014

By:*     /s/ Daniel J. Mavico
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     02/24/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/26/2015
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/26/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.